UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08231

Spirit of America Investment Fund, Inc.
(Exact name of registrant as specified in charter)

477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006
(Address of principal executive offices) (Zip code)

Mr. David Lerner
David Lerner Associates
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (516) 390-5565

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Market Value

Common Stocks 90.68%

Apartments (REITs) 22.12%
Apartment Investment & Management Co., Class A	125,000	$2,765,000
Associated Estates Realty Corp.	200,372	3,097,751
BRE Properties, Inc.	40,000	1,693,600
Camden Property Trust	40,000	2,210,400
Colonial Properties Trust	60,000	1,089,600
Equity Residential	150,000	7,780,500
Essex Property Trust, Inc.	10,000	1,200,400
Home Properties, Inc.	41,000	2,327,160
Mid-America Apartment Communities, Inc.	45,000	2,709,900
UDR, Inc.	251,000	5,557,140
		30,431,451

Diversified (REITs) 10.98%
Coresite Realty Corp.	25,000	358,750
Digital Realty Trust, Inc.	75,000	4,137,000
DuPont Fabros Technology, Inc.	160,000	3,150,400
Vornado Realty Trust	100,000	7,462,000
		15,108,150

Health Care (REITs) 9.31%
HCP, Inc.	190,000	6,661,400
Health Care REIT, Inc.	29,300	1,371,240
Healthcare Realty Trust, Inc.	84,994	1,432,149
National Health Investors, Inc.	50,200	2,114,926
Ventas, Inc.	25,000	1,235,000
		12,814,715

Hotels (REITs) 6.77%
Ashford Hospitality Trust, Inc.	167,520	1,175,990
Chesapeake Lodging Trust	24,300	293,301
DiamondRock Hospitality Co.	95,103	664,770
FelCor Lodging Trust, Inc.*	600,000	1,398,000
Hersha Hospitality Trust	162,400	561,904
Host Hotels & Resorts, Inc.	320,000	3,500,800
LaSalle Hotel Properties	45,000	864,000
Strategic Hotels & Resorts, Inc.*	100,000	431,000
Sunstone Hotel Investors, Inc.*	75,000	426,750
		9,316,515

Industrial (REITs) 3.66%
First Industrial Realty Trust, Inc.*	52,153	417,224
First Potomac Realty Trust	30,000	374,100
ProLogis, Inc.	175,000	4,243,750
		5,035,074

See accompanying notes to Schedules of Investments.

REAL ESTATE INCOME AND GROWTH FUND	1

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Market Value

Manufactured Homes (REITs) 2.94%
Sun Communities, Inc.	115,000	$4,046,850

Net Lease (REITs) 0.78%
National Retail Properties, Inc.	39,700	1,066,739

Office Space (REITs) 8.66%
BioMed Realty Trust, Inc.	110,000	1,822,700
Boston Properties, Inc.	85,000	7,573,500
Hudson Pacific Properties, Inc.	20,000	232,600
Mack-Cali Realty Corp.	20,000	535,000
SL Green Realty Corp.	30,000	1,744,500
		11,908,300

Regional Malls (REITs) 18.03%
CBL & Associates Properties, Inc.	125,000	1,420,000
Macerich Co. (The)	100,000	4,263,000
Pennsylvania Real Estate Investment Trust	20,000	154,600
Simon Property Group, Inc.	126,211	13,880,686
Tanger Factory Outlet Centers, Inc.	50,858	1,322,817
Taubman Centers, Inc.	75,000	3,773,250
		24,814,353

Shopping Centers (REITs) 6.05%
DDR Corp.	113,000	1,231,700
Equity One, Inc.	30,000	475,800
Federal Realty Investment Trust	25,000	2,060,250
Kimco Realty Corp.	200,000	3,006,000
Regency Centers Corp.	20,000	706,600
Weingarten Realty Investors	40,000	846,800
		8,327,150

Storage (REITs) 1.38%
Sovran Self Storage, Inc.	51,027	1,896,674
Total Common Stocks (Cost $106,413,226)		124,765,971

2	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Market Value

Preferred Stocks 4.07%

Diversified (REITs) 2.41%
Digital Realty Trust, Inc.	40,000	$997,600
Dupont Fabros Technology, Inc.	7,200	180,432
PS Business Parks, Inc.	40,000	1,000,000
Vornado Realty Trust	46,000	1,138,040
		3,316,072

Hotels (REITs) 1.66%
FelCor Lodging Trust, Inc.	30,000	615,000
Pebblebrook Hotel Trust	40,000	992,800
Sunstone Hotel Investors, Inc.	31,934	681,152
		2,288,952
Total Preferred Stocks (Cost $5,620,476)		5,605,024

Total Investments — 94.75% (Cost $112,033,702)		$130,370,995
Cash and Other Assets Net of Liabilities — 5.25%		7,221,937
NET ASSETS — 100.00%		$137,592,932

REITs - Real Estate Investment Trusts

*	Non-income producing security.

REAL ESTATE INCOME AND GROWTH FUND	3

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Market Value

Common Stocks 97.40%

Consumer Discretionary 8.37%
Cablevision Systems Corp., Class A	10,700	$168,311
Home Depot, Inc. (The)	23,704	779,150
McDonald’s Corp.	10,380	911,572
NIKE, Inc., Class B	10,700	914,957
Time Warner, Inc.	8,100	242,757
Walt Disney Co. (The)	24,100	726,856
Wyndham Worldwide Corp.	11,000	313,610
		4,057,213

Consumer Staples 14.27%
Altria Group, Inc.	38,200	1,024,142
Archer-Daniels-Midland Co.	5,000	124,050
Coca-Cola Co. (The)	5,000	337,800
Estee Lauder Cos., Inc. (The), Class A	10,000	878,400
Hershey Co. (The)	3,500	207,340
Kimberly-Clark Corp.	3,200	227,232
Kraft Foods, Inc., Class A	16,500	554,070
Mead Johnson Nutrition Co.	1,500	103,245
PepsiCo, Inc.	14,750	913,025
Philip Morris International, Inc.	18,049	1,125,897
Procter & Gamble Co. (The)	9,900	625,482
PVH Corp.	8,000	465,920
Wal-Mart Stores, Inc.	6,424	333,406
		6,920,009

Energy 9.49%
Chesapeake Energy Corp.	200	5,110
Chevron Corp.	5,000	462,600
ConocoPhillips	13,700	867,484
Devon Energy Corp.	3,850	213,444
El Paso Corp.	39,600	692,208
Exxon Mobil Corp.	16,050	1,165,711
Halliburton Co.	2,000	61,040
Helmerich & Payne, Inc.	7,000	284,200
Schlumberger, Ltd.	12,575	751,105
Suncor Energy, Inc.	4,000	101,760
		4,604,662

Financials 14.02%
American Express Co.	10,000	449,000
Bank of America Corp.	13,000	79,560
Citigroup, Inc.	10,000	256,200
Equity Residential REIT	11,500	596,505
Goldman Sachs Group, Inc. (The)	4,615	436,348
Hartford Financial Services Group, Inc.	7,500	121,050
JPMorgan Chase & Co.	29,427	886,341
Kimco Realty Corp. REIT	11,890	178,707
MetLife, Inc.	13,475	377,435

See accompanying notes to Schedules of Investments.

4	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Market Value

Financials (cont.)
Principal Financial Group, Inc.	7,000	$158,690
ProLogis, Inc. REIT	7,588	184,009
Royal Bank of Canada	4,200	192,024
Simon Property Group, Inc. REIT	8,659	952,317
Starwood Property Trust, Inc. REIT	39,000	669,240
Vornado Realty Trust REIT	7,300	544,726
Wells Fargo & Co.	29,686	716,026
		6,798,178

Health Care 11.68%
Allergan, Inc.	2,580	212,540
Bristol-Myers Squibb Co.	10,000	313,800
Covidien PLC	9,500	418,950
Express Scripts, Inc.*	12,200	452,254
Johnson & Johnson	12,710	809,754
McKesson Corp.	6,000	436,200
Medco Health Solutions, Inc.*	7,564	354,676
Merck & Co., Inc.	17,600	575,696
Pfizer, Inc.	28,300	500,344
UnitedHealth Group, Inc.	18,000	830,160
Watson Pharmaceuticals, Inc.*	7,250	494,813
WellPoint, Inc.	4,080	266,342
		5,665,529

Industrials 11.11%
3M Co.	9,350	671,237
Boeing Co.	12,530	758,190
Caterpillar, Inc.	12,200	900,848
CSX Corp.	42,750	798,143
Dover Corp.	10,898	507,847
General Electric Co.	60,381	920,206
Tyco International, Ltd.	7,700	313,775
United Parcel Service, Inc., Class B	8,226	519,472
		5,389,718

Information Technology 17.79%
Adobe Systems, Inc.*	4,200	101,514
Apple, Inc.*	5,250	2,001,195
Cisco Systems, Inc.	18,500	286,565
Cognizant Technology Solutions Corp., Class A*	6,250	391,875
EMC Corp.*	42,800	898,372
Hewlett-Packard Co.	5,100	114,495
Intel Corp.	30,500	650,565
International Business Machines Corp.	9,358	1,637,931
Mentor Graphics Corp.*	11,000	105,820
Microsoft Corp.	25,550	635,939
Oracle Corp.	30,800	885,192
QUALCOMM, Inc.	1,000	48,630
Texas Instruments, Inc.	21,825	581,636

LARGE CAP VALUE FUND	5

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Market Value

Information Technology (cont.)
Visa, Inc., Class A	3,350	$287,162
		8,626,891

Materials 3.60%
Dow Chemical Co. (The)	8,650	194,279
Du Pont (E.I.) de Nemours & Co.	13,500	539,595
Eastman Chemical Co.	1,000	68,530
Newmont Mining Corp.	8,000	503,200
Nucor Corp.	4,050	128,142
Packaging Corp. of America	13,380	311,754
		1,745,500

Telecommunication Services 4.05%
American Tower Corp., Class A*	1,200	64,560
AT&T, Inc.	31,350	894,102
Verizon Communications, Inc.	24,940	917,792
Windstream Corp.	7,500	87,450
		1,963,904

Utilities 3.02%
Consolidated Edison, Inc.	14,900	849,598
Wisconsin Energy Corp.	19,600	613,284
		1,462,882
Total Common Stocks (Cost $43,005,702)		47,234,486

Preferred Stocks 1.21%

Financials 0.69%
General Electric Capital Corp. 6.05%	5,211	132,464
Goldman Sachs Group, Inc. (The)	2,000	49,600
Public Storage REIT	2,000	50,980
Vornado Realty Trust	4,000	103,480
		336,524

Telecommunication Services 0.52%
Telephone & Data Systems, Inc.	4,000	103,320
United States Cellular Corp.	5,742	146,880
		250,200
Total Preferred Stocks (Cost $573,629)		586,724
Total Investments — 98.61% (Cost $43,579,331)		47,821,210
Cash and Other Assets Net of Liabilities — 1.39%		672,551
NET ASSETS — 100.00%		$48,493,761

REIT - Real Estate Investment Trust

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

*	Non-income producing security.

LARGE CAP VALUE FUND	7

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Municipal Bonds 99.55%

Alabama 0.45%
Birmingham Water Works Board, Water Utility Improvements Revenue Bonds, Callable 01/01/21 @ 100 (OID), 5.00%, 01/01/41	$250,000	$259,537
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, (OID), 5.75%, 02/01/19	100,000	100,643
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, Callable 02/01/19 @ 100 (OID), 6.75%, 02/01/29	100,000	95,193
		455,373

Alaska 0.58%
Alaska Housing Finance Corp., State Single-Family Housing Revenue Bonds, Series C, Callable 11/01/11 @ 100, 5.35%, 12/01/39	235,000	235,884
Northern TOB Securitization Corp., Refunding Revenue Bonds, Series A, Callable 06/01/14 @ 100 (OID), 5.00%, 06/01/32	500,000	351,880
		587,764

Arizona 0.83%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Series D, Callable 07/01/19 @ 100 (OID), 5.00%, 07/01/28	100,000	100,694
Pima County Industrial Development Authority, Refunding Revenue Bonds, Series O, Callable 07/01/16 @ 100, 5.00%, 07/01/26	745,000	626,225
State of Arizona, Public Improvements Revenue Bonds, Series A, Callable 01/01/20 @ 100 (AGM), 5.00%, 07/01/28	100,000	107,244
		834,163

California 5.16%
Bay Area Toll Authority, Highway Improvements Revenue Bonds, Callable 10/01/20 @ 100, 5.00%, 10/01/27	250,000	270,485
California Educational Facilities Authority, University & College Improvements Revenue Bonds, Callable 10/01/21 @ 100 (OID), 6.13%, 10/01/30	250,000	276,457
City of Turlock, Hospital Improvements, Certificate of Participation, Callable 10/15/14 @ 100 (OID), 5.38%, 10/15/34	250,000	220,160
City of Turlock, Hospital Improvements, Certificate of Participation, Series B, Callable 10/15/17 @ 100, 5.50%, 10/15/37	250,000	219,943

See accompanying notes to Schedules of Investments.

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
Cloverdale Unified School District, School Improvements, General Obligation Unlimited, Series A, Callable 08/01/21 @ 100, (AGM) (OID), 5.50%, 08/01/38	$250,000	$261,167
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	269,045
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100 (OID), 5.25%, 08/01/26	50,000	51,384
Golden State Tobacco Securitization Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/17 @ 100, 5.75%, 06/01/47	30,000	21,185
Hesperia Public Financing Authority, Miscellaneous Purposes Tax Allocation Bonds, Series A, Callable 09/01/17 @ 100, (XLCA) (OID), 5.00%, 09/01/37	350,000	234,251
Huntington Beach Public Financing Authority, Refunding Revenue Bonds, Callable 09/01/21 @ 100 (OID), 4.50%, 09/01/31	250,000	250,387
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, Callable 11/01/20 @ 100, 5.00%, 11/01/25	250,000	273,837
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, Callable 11/01/20 @ 100 (OID), 5.25%, 11/01/30	250,000	266,517
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, 6.00%, 04/01/35	500,000	553,930
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100 (OID), 6.00%, 04/01/38	100,000	110,719
State of California, Refunding Bonds, General Obligation Unlimited, Callable 10/01/19 @ 100, 5.00%, 10/01/29	250,000	259,500
State of California, Refunding Notes, General Obligation Unlimited, Callable 06/01/17 @ 100, 5.00%, 06/01/32	500,000	511,580
State of California, Refunding Notes, General Obligation Unlimited, Callable 08/01/18 @ 100 (OID), 5.00%, 08/01/34	500,000	511,270
University of California, University & College Improvements Revenue Bonds, Series A, Callable 05/15/15 @ 101, (BHAC-CR) (MBIA) (OID), 4.50%, 05/15/47	475,000	469,984

HIGH YIELD TAX FREE BOND FUND	9

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100 (OID), 5.00%, 08/01/20	$20,000	$23,056
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100 (OID), 5.25%, 08/01/28	140,000	152,334
		5,207,191

Colorado 1.15%
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102, (Moral Obligation) (OID), 7.25%, 12/01/28	250,000	287,795
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102, (Moral Obligation) (OID), 7.63%, 12/01/40	250,000	280,645
Colorado Health Facilities Authority, Refunding Revenue Bonds, Series B, Callable 01/01/20 @ 100, 5.25%, 01/01/30	100,000	104,618
Montrose Memorial Hospital, Hospital Improvements Revenue Bonds, Callable 12/01/13 @ 102 (OID), 6.00%, 12/01/33	500,000	483,900
		1,156,958

Connecticut 1.77%
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100 (GO OF AUTH), 4.90%, 11/15/36	450,000	457,920
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100 (GO OF AUTH), 5.00%, 11/15/41	200,000	203,658
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries D-1, Callable 05/15/20 @ 100 (GO OF AUTH), 4.38%, 11/15/31	100,000	98,093
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries E-1, Callable 05/15/20 @ 100 (GO OF AUTH), 4.88%, 11/15/46	100,000	96,178
Connecticut State Health & Educational Facility Authority, Hospital Improvements Revenue Bonds, Series A, Callable 07/01/21 @100, 5.00%, 07/01/32	285,000	287,824
Connecticut State Health & Educational Facility Authority, Refunding Revenue Bonds, Series P, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	106,171

10	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Connecticut (cont.)
Connecticut State Health & Educational Facility Authority, University & College Improvements Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	$250,000	$257,473
Connecticut State Health & Educational Facility Authority, University & College Improvements Revenue Bonds, Series O, Callable 07/01/20 @ 100 (OID), 4.75%, 07/01/30	100,000	102,876
State of Connecticut, Refunding Revenue Bonds, Callable 11/01/20 @ 100, 5.00%, 11/01/22	100,000	117,691
University of Connecticut, University & College Improvements Revenue Bonds, Series A, Callable 02/15/20 @ 100 (GO OF UNIVERSITY), 5.00%, 02/15/28	50,000	56,203
		1,784,087

District of Columbia 0.55%
District of Columbia, Hospital Improvements Revenue Bonds, Subseries 2, Callable 07/15/18 @ 101 (FSA), 5.45%, 07/15/35	530,000	553,850

Florida 4.94%
Citizens Property Insurance Corp. Miscellaneous Purposes Revenue Bonds, Series A-1, 4.75%, 06/01/20	150,000	156,481
City of Jacksonville, Public Improvements Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 4.75%, 10/01/34	200,000	210,030
City of Miami, Parking Facility Improvements Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/35	105,000	109,474
City of Miami, Parking Facility Improvements Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/39	125,000	129,780
City of Miami, Public Improvements Revenue Bonds, Callable 01/01/18 @ 100, (NATL-RE) (OID), 5.00%, 01/01/37	500,000	506,375
City of Miami, Refunding Revenue Bonds, Callable 10/01/19 @ 100 (OID), 5.35%, 10/01/39	500,000	527,565
County of Miami-Dade, Hospital Improvements Revenue Bonds, Callable 06/01/19 @ 100, (Assured Guaranty) (OID), 5.75%, 06/01/39	110,000	115,043
County of Miami-Dade, Port, Airport & Marina Improvements Revenue Bonds, Series A, Callable 10/01/20 @ 100 (OID), 5.25%, 10/01/30	150,000	156,999

HIGH YIELD TAX FREE BOND FUND	11

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
County of Miami-Dade, Public Improvements, General Obligation Unlimited, Series B1, Callable 07/01/18 @ 100 (OID), 5.63%, 07/01/38	$250,000	$275,167
County of Miami-Dade, Recreational Facility Improvements Revenue Bonds, Series C, Callable 10/01/19 @ 100, (Assured Guaranty) (OID), 5.38%, 10/01/28	250,000	269,937
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, 5.00%, 08/15/14	100,000	106,033
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/20 @ 100 (OID), 5.50%, 08/15/24	230,000	233,691
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/20 @ 100 (OID), 5.75%, 08/15/29	125,000	125,420
Florida Gulf Coast University Financing Corp., University & College Improvements Revenue Bonds, Series A, Callable 02/01/21 @ 100, 5.00%, 02/01/28	100,000	103,921
Florida Gulf Coast University Financing Corp., University & College Improvements Revenue Bonds, Series A, Callable 02/01/21 @ 100 (OID), 5.50%, 02/01/34	100,000	104,288
Florida Higher Educational Facilities Financial Authority, Refunding Revenue Bonds, Callable 04/01/21 @ 100 (OID), 6.00%, 04/01/26	100,000	104,635
Florida Housing Finance Corp., State Single-Family Housing Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 5.00%, 07/01/39	105,000	106,133
Florida Municipal Loan Council, Water Utility Improvements Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.25%, 10/01/33	100,000	107,817
Florida Municipal Loan Council, Water Utility Improvements Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.50%, 10/01/41	100,000	109,126
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements Revenue Bonds, Series A, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	219,728
Hillsborough County Industrial Development Authority, School Improvements Revenue Bonds, Series A, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	200,533
North Sumter County Utility Dependent District, Water & Utility Improvements Revenue Bonds, Callable 10/01/20 @ 100, (AGM) (OID), 5.38%, 10/01/40	400,000	418,412

12	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
Orange County Health Facilities Authority, Hospital Improvements Revenue Bonds, 5.25%, 10/01/19	$100,000	$112,030
Palm Beach County School District, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/21 @ 100, 5.00%, 08/01/24	45,000	49,428
State of Florida, School Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 101 (OID), 5.25%, 07/01/24	380,000	426,740
		4,984,786

Georgia 2.84%
Albany-Dougherty Inner City Authority, University & College Improvements Revenue Bonds, Callable 07/01/20 @ 100 (Assured Guaranty), 5.00%, 07/01/35	250,000	260,033
Albany-Dougherty Payroll Development Authority, University & College Improvements Revenue Bonds, Callable 06/15/20 @ 100, (AGM) (OID), 5.50%, 06/15/36	925,000	1,007,556
City of Atlanta, Refunding Revenue Bonds, Series B, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	265,183
Coffee County Hospital Authority, Refunding Revenue Bonds, Callable 12/01/14 @ 100, 5.00%, 12/01/19	250,000	253,917
Fulton County Development Authority, University & College Improvements Revenue Bonds, Callable 04/01/21 @ 100 (OID), 5.75%, 10/01/31	50,000	54,421
Fulton County Development Authority, University & College Improvements Revenue Bonds, Callable 04/01/21 @ 100 (OID), 5.75%, 10/01/41	250,000	269,313
Gainesville & Hall County Hospital Authority, Hospital Improvements Revenue Bonds, Series A, Callable 02/15/20 @ 100 (OID), 5.38%, 02/15/40	750,000	753,203
		2,863,626

Hawaii 0.04%
Hawaii Pacific Health, Hospital Improvements Revenue Bonds, Series B, Callable 07/01/20 @ 100 (OID), 5.75%, 07/01/40	40,000	39,497

Illinois 2.65%
City of Chicago, Local Multi-Family Housing Revenue Bonds, Callable 08/01/20 @ 100 (Freddie Mac), 4.75%, 02/01/31	250,000	253,040
City of Chicago, Refunding Bonds, General Obligation Unlimited, Series C, Callable 08/01/11 @ 100, (NATL-RE) (FGIC) (OID), 5.50%, 01/01/40	500,000	500,350

HIGH YIELD TAX FREE BOND FUND	13

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Illinois (cont.)
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Callable 02/15/18 @ 100 (OID), 5.50%, 02/15/38	$250,000	$254,543
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Callable 08/15/19 @ 100 (OID), 7.00%, 08/15/44	260,000	273,421
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/18 @ 100, (Assured Guaranty) (OID), 5.25%, 08/15/47	250,000	256,495
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/21 @ 100 (OID), 5.88%, 08/15/34	100,000	102,817
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100 (OID), 5.50%, 08/15/24	215,000	219,605
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100 (OID), 6.00%, 08/15/38	175,000	176,932
Railsplitter Tobacco Settlement Authority, Public Improvements Revenue Bonds (OID), 5.13%, 06/01/19	250,000	267,865
Railsplitter Tobacco Settlement Authority, Public Improvements Revenue Bonds, Callable 06/01/21 @ 100 (OID), 6.00%, 06/01/28	250,000	259,625
University of Illinois, University & College Improvements Revenue Bonds, Series A, Callable 04/01/21 @ 100, 5.50%, 04/01/31	100,000	108,216
		2,672,909

Indiana 2.61%
Indiana Finance Authority, Hospital Improvements Revenue Bonds, Callable 11/01/19 @ 100 (OID), 5.25%, 11/01/39	250,000	258,970
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	100,000	105,643
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100 (OID), 5.25%, 12/01/38	265,000	276,586
Town of Munster, Public Improvements Tax Allocation Bonds, Callable 07/15/21 @ 100 (OID), 5.13%, 01/15/31	2,000,000	1,993,780
		2,634,979

Iowa 0.32%
Iowa Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/19 @ 100, (Assured Guaranty) (OID), 5.38%, 08/15/29	300,000	324,837

14	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Kansas 0.25%
Kansas Development Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	$ 250,000	$ 255,227

Kentucky 1.07%
Kentucky Economic Development Finance Authority, Recreational Facility Improvements Revenue Bonds, Subseries A-1, Callable 06/01/18 @ 100, (Assured Guaranty) (OID), 6.00%, 12/01/38	750,000	806,003
Kentucky Municipal Power Agency, Electric Light & Power Improvements Revenue Bonds, Series A, Callable 09/01/20 @ 100 (AGM), 5.00%, 09/01/23	250,000	272,083
		1,078,086

Louisiana 1.43%
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100 (OID), 6.00%, 07/01/29	250,000	271,197
Parish of St. John Baptist, Industrial Improvements Revenue Bonds, Series A, Callable 06/01/17 @ 100, 5.13%, 06/01/37	1,185,000	1,169,097
		1,440,294

Maine 0.20%
Maine State Housing Authority, Local Single-Family Housing Revenue Bonds, Series C, Callable 01/15/19 @ 100, 5.00%, 11/15/29	100,000	102,505
Maine State Housing Authority, State Single-Family Housing Revenue Bonds, Series A, Callable 01/15/20 @ 100, 4.25%, 11/15/27	100,000	99,649
		202,154

Maryland 2.52%
Maryland Community Development Administration, Refunding Revenue Bonds, Series B, Callable 03/01/20 @ 100, 5.13%, 09/01/30	350,000	360,462
Maryland Community Development Administration, State Multi-Family Housing Revenue Bonds, Series B, Callable 09/01/18 @ 100, 4.75%, 09/01/39	250,000	250,865
Maryland Community Development Administration, State Single-Family Housing Revenue Bonds, Series C, Callable 09/01/18 @ 100, 4.55%, 09/01/39	500,000	492,210

HIGH YIELD TAX FREE BOND FUND	15

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Maryland (cont.)
Maryland Economic Development Corp., Port, Airport & Marina Improvements Revenue Bonds, Series B, Callable 06/01/20 @ 100 (OID), 5.38%, 06/01/25	$ 500,000	$ 503,920
Maryland Economic Development Corp., Port, Airport & Marina Improvements Revenue Bonds, Series B, Callable 06/01/20 @ 100 (OID), 5.75%, 06/01/35	445,000	445,561
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 05/15/20 @ 100 (OID), 4.63%, 05/15/35	60,000	61,129
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	165,000	166,266
Montgomery County Housing Opportunites Commission, Local Multi-Family Housing Revenue Bonds, Series B-1, Callable 07/01/20 @ 100, 5.00%, 07/01/31	250,000	258,750
		2,539,163

Massachusetts 0.96%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100 (OID), 5.20%, 01/01/27	230,000	235,711
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100 (OID), 5.25%, 01/01/29	100,000	102,002
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, 4.25%, 07/01/18	150,000	152,809
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, Callable 07/01/20 @ 100 (OID), 5.00%, 07/01/30	100,000	93,303
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series A, Callable 06/01/20 @ 100 (FHA), 5.25%, 12/01/35	175,000	180,138
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	100,572

16	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Massachusetts (cont.)
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	$ 100,000	$ 100,528
		965,063

Michigan 4.72%
Cesar Chavez Academy, Inc., School Improvements, Certificate of Participation, Callable 02/01/13 @ 102, 6.50%, 02/01/33	185,000	186,291
Crossroads Charter Academy, Refunding Revenue Bonds, Callable 06/01/17 @ 100 (OID), 5.25%, 06/01/35	250,000	188,785
Michigan Public Educational Facilities Authority, School Improvements Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	442,070
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100 (OID), 5.20%, 10/15/31	750,000	805,140
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100 (OID), 5.38%, 10/15/36	100,000	108,766
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100 (OID), 5.63%, 11/15/29	100,000	104,052
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100 (OID), 5.75%, 11/15/39	250,000	256,660
Michigan State Housing Development Authority, State Single-Family Housing Revenue Bonds, Series A, Callable 06/01/21 @ 100 (GO OF AUTH), 4.60%, 12/01/26	250,000	254,280
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 06/01/17 @ 100 (OID), 6.00%, 06/01/48	1,610,000	1,132,152
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100 (OID), 6.88%, 06/01/42	250,000	229,090
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/14 @ 100, 6.00%, 08/01/29	250,000	259,013
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	272,515

HIGH YIELD TAX FREE BOND FUND	17

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Michigan (cont.)
Western Michigan University, University & College Improvements Revenue Bonds, Callable 11/15/21 @ 100, 5.00%, 11/15/26	$ 500,000	$ 526,335
		4,765,149

Minnesota 0.20%
City of St. Cloud, Refunding Revenue Bonds, Series A, Callable 05/01/15 @ 100 (OID), 5.00%, 05/01/25	200,000	205,450

Mississippi 0.25%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	252,980

Missouri 0.48%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 5.88%, 10/01/36	250,000	265,987
Missouri Housing Development Commission, State Single-Family Housing Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Ginnie Mae) (Fannie Mae), 4.70%, 03/01/35	215,000	216,120
		482,107

Montana 0.26%
Montana Facility Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	257,987

Nebraska 0.24%
Nebraska Investment Finance Authority, State Single-Family Housing Revenue Bonds, Series A, Callable 09/01/20 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 6.05%, 09/01/41	230,000	245,518

Nevada 0.15%
City of Reno, Hospital Improvements Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	50,000	50,134

18	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Nevada (cont.)
Nevada Housing Division, State Single-Family Housing Revenue Bonds, Series I, Callable 04/01/20 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 4.40%, 04/01/27	$ 100,000	$ 97,986
		148,120

New Hampshire 0.35%
New Hampshire Health & Education Facilities Authority, Refunding Revenue Bonds, Callable 01/01/15 @ 100, (ACA), 5.00%, 01/01/36	250,000	235,905
New Hampshire Health & Education Facilities Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100 (FHA), 6.25%, 04/01/26	100,000	115,035
		350,940

New Jersey 7.55%
Essex County Improvement Authority, Public Improvements Revenue Bonds, Series B, Callable 11/01/20 @ 100, (AGM) (OID), 5.75%, 11/01/30	250,000	266,913
Hudson County Improvement Authority, Refunding Revenue Bonds (AGM), 5.40%, 10/01/25	150,000	171,291
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 06/15/12 @ 100 (OID), 5.50%, 06/15/24	370,000	368,631
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 06/15/14 @ 100 (OID), 5.75%, 06/15/29	450,000	443,088
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 08/01/11 @ 100, 5.63%, 06/15/19	435,000	435,161
New Jersey Economic Development Authority, Refunding Revenue Bonds, Series EE, Callable 03/01/21 @ 100 (OID), 5.25%, 09/01/24	300,000	332,619
New Jersey Economic Development Authority, Refunding Revenue Bonds, Series GG, Callable 03/01/21 @ 100, (State Appropriation) (OID), 5.25%, 09/01/26	750,000	821,010
New Jersey Economic Development Authority, School Improvements Revenue Bonds, Series CC-2, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	104,070
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Callable 01/01/14 @ 100, (Assured Guaranty) (OID), 5.38%, 07/01/29	500,000	515,090

HIGH YIELD TAX FREE BOND FUND	19

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Callable 07/01/21 @ 100 (OID), 6.00%, 07/01/37	$ 200,000	$ 218,642
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Series A, Callable 10/01/19 @ 100, (State Appropriation) (OID), 5.75%, 10/01/31	520,000	556,728
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/27	275,000	282,095
New Jersey Higher Education Assistance Authority, Revenue Bonds, Series 2, Callable 12/01/20 @ 100 (OID), 5.00%, 12/01/36	65,000	65,376
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	101,718
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @100, 5.25%, 12/01/28	250,000	257,163
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing Revenue Bonds, Series CC, Callable 04/01/19 @ 100, 5.00%, 10/01/34	185,000	182,020
New Jersey Transportation Trust Fund Authority, Transit Improvements Revenue Bonds, Series A, Callable 06/15/21 @ 100 (State Appropriation), 5.00%, 06/15/22	100,000	111,800
New Jersey Transportation Trust Fund Authority, Transit Improvements Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.00%, 06/15/26	750,000	807,863
New Jersey Transportation Trust Fund Authority, Transit Improvements Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.25%, 06/15/31	170,000	182,124
Newark Housing Authority, Public Improvements Revenue Bonds, Callable 12/01/19 @ 100 (Assured Guaranty) (GO OF CITY), 6.75%, 12/01/38	750,000	878,603

20	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series 1A, Callable 06/01/17 @ 100 (OID), 5.00%, 06/01/41	$ 800,000	$ 517,144
		7,619,149

New Mexico 0.76%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	461,652
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, Callable 08/01/19 @ 100 (OID), 5.00%, 08/01/39	225,000	231,289
Village of Los Ranchos de Albuquerque, Refunding Revenue Bonds, Callable 09/01/20 @ 100 (OID), 4.50%, 09/01/40	75,000	75,600
		768,541

New York 18.42%
City of New York, Public Improvements, General Obligation Unlimited, Series A-1, Callable 08/01/21 @ 100 (OID), 4.50%, 08/01/35	500,000	515,195
Hudson Yards Infrastructure Corp., Transit Improvements Revenue Bonds, Series A, Callable 02/15/17 @ 100, 5.00%, 02/15/47	250,000	246,715
Long Island Power Authority, Electric Light & Power Improvements Revenue Bonds, Series A, Callable 05/01/21 @ 100 (AGM), 5.00%, 05/01/36	125,000	132,105
Long Island Power Authority, Refunding Revenue Bonds, Series A, Callable 04/01/19 @ 100 (OID), 5.75%, 04/01/39	250,000	276,538
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series A, Callable 11/15/12 @ 100, 5.75%, 11/15/32	250,000	254,043
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series D, Callable 11/15/20 @ 100 (OID), 5.25%, 11/15/34	500,000	534,695
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series E, Callable 11/15/12 @ 100, (BHAC-CR) (OID), 5.25%, 11/15/31	500,000	514,240
Metropolitan Transportation Authority, Transit Improvements Revenue Bonds, Series A, Callable 11/15/21 @ 100 (OID), 5.00%, 11/15/37	250,000	262,543
Metropolitan Transportation Authority, Transit Improvements Revenue Bonds, Series A, Callable 11/15/21 @ 100 (OID), 5.00%, 11/15/46	350,000	362,635

HIGH YIELD TAX FREE BOND FUND	21

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
Monroe County Industrial Development Corp., Hospital Improvements Revenue Bonds, Callable 02/15/21 @ 100 (FHA), 5.75%, 08/15/35	$ 250,000	$ 277,883
New York City Housing Development Corp, Local Multi-Family Housing Revenue Bonds, Series K, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	100,692
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series A, Callable 09/15/19 @ 100 (Fannie Mae), 4.50%, 09/15/25	200,000	204,556
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series C, Callable 11/01/19 @ 100, 4.95%, 05/01/47	500,000	503,955
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series D-1-A, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	251,560
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	99,814
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	248,050
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series G, Callable 11/01/20 @ 100, 4.75%, 05/01/41	250,000	248,027
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series J-1, 5.00%, 05/01/20	150,000	165,018
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	250,335
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.95%, 11/01/43	250,000	250,677
New York City Housing Development Corp., Refunding Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	251,410
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 01/01/19 @ 100, (Assured Guaranty) (OID), 6.50%, 01/01/46	650,000	697,132

22	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (FGIC), 5.00%, 03/01/31	$145,000	$146,059
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (NATL-RE), 5.00%, 03/01/36	200,000	197,492
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (FGIC), 5.00%, 03/01/46	3,000,000	2,918,250
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	90,507
New York City Transitional Finance Authority, Public Improvements Revenue Bonds, Series C, Callable 11/01/20 @ 100 (OID), 5.00%, 11/01/33	500,000	544,065
New York City Transitional Finance Authority, School Improvements Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	270,520
New York City Trust For Cultural Resources, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, 5.00%, 12/01/39	100,000	104,837
New York Convention Center Development Corp., Recreational Facility Improvements Revenue Bonds, Callable 11/15/15 @ 100 (AMBAC), 5.00%, 11/15/44	250,000	256,803
New York Liberty Development Corp., Refunding Revenue Bonds, Callable 01/15/20 @ 100, 5.63%, 07/15/47	250,000	257,560
New York Mortgage Agency, Refunding Revenue Bonds, 5.00%, 04/01/18	50,000	56,025
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/17 @ 100, 5.00%, 05/01/22	650,000	692,855
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	530,120
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/19 @ 100 (OID), 5.50%, 05/01/37	350,000	366,972
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 11/01/16 @ 100, 5.00%, 11/01/34	700,000	704,333

HIGH YIELD TAX FREE BOND FUND	23

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York State Dormitory Authority, Refunding Revenue Bonds, 5.00%, 08/15/21	$100,000	$115,390
New York State Dormitory Authority, Refunding Revenue Bonds, Series A, Callable 05/01/21 @ 100 (OID), 5.00%, 05/01/32	500,000	508,355
New York State Dormitory Authority, Refunding Revenue Bonds, Series A, Callable 05/01/21 @ 100 (OID), 5.00%, 05/01/41	500,000	505,670
New York State Dormitory Authority, Refunding Revenue Bonds, Series A, Callable 07/01/20 @ 100, 5.00%, 07/01/26	300,000	312,480
New York State Dormitory Authority, School Improvements Revenue Bonds, Series B, Callable 10/01/20 @ 100, (GO OF DISTS) (AGM), 4.75%, 10/01/40	165,000	170,239
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Callable 07/01/19 @ 100, (GO OF INSTN) (OID), 5.25%, 07/01/33	200,000	210,498
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Callable 07/01/19 @ 100, (GO OF INSTN) (OID), 5.13%, 07/01/39	250,000	257,790
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	804,855
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Series A, Callable 07/01/21 @ 100 (OID), 5.25%, 07/01/30	50,000	54,450
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Series A, Callable 07/01/21 @ 100 (OID), 5.25%, 07/01/31	40,000	43,061
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series A, Callable 05/01/20 @ 100, 4.85%, 11/01/36	100,000	100,073
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	253,157
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	207,977
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	151,853

24	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/20 @ 100 (SONYMA), 4.75%, 05/01/31	$200,000	$203,660
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/20 @ 100 (SONYMA), 5.20%, 05/01/42	500,000	511,430
New York State Urban Development Corp., Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/20	100,000	120,104
Tobacco Settlement Financing Corp., Housing Revenue Bonds, Series B-1C, Callable 06/01/13 @ 100, 5.50%, 06/01/19	250,000	270,017
		18,585,275

North Carolina 0.59%
Charlotte-Mecklenburg Hospital Authority, Refunding Revenue Bonds, Series A, Callable 01/15/19 @ 100 (OID), 5.25%, 01/15/34	100,000	104,163
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, Callable 01/01/19 @ 100 (OID), 4.50%, 01/01/22	250,000	268,667
North Carolina Turnpike Authority, Highway Improvements Revenue Bonds, Series A, Callable 01/01/19 @ 100, (Assured Guaranty) (OID), 5.75%, 01/01/39	200,000	217,342
		590,172

North Dakota 1.20%
City of Grand Forks, Hospital Improvements Revenue Bonds, Callable 08/01/11 @ 100 (NATL-RE) (OID), 5.63%, 08/15/27	1,105,000	1,105,000
North Dakota Housing Finance Agency, State Single-Family Housing Revenue Bonds, Series B, Callable 01/01/21 @ 100, 4.45%, 01/01/25	100,000	101,509
		1,206,509

Ohio 3.40%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100 (OID), 5.88%, 06/01/30	3,395,000	2,547,506
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100 (OID), 6.00%, 06/01/42	410,000	294,704

HIGH YIELD TAX FREE BOND FUND	25

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Ohio (cont.)
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	$80,000	$61,354
Ohio Higher Educational Facility Commission, Hospital Improvements Revenue Bonds, Series A, Callable 01/15/15 @ 100, 7.00%, 01/15/39	250,000	265,927
Ohio Higher Educational Facility Commission, Refunding Revenue Bonds, Callable 07/01/20 @ 100 (OID), 5.00%, 07/01/44	250,000	257,113
		3,426,604

Oregon 0.84%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100 (AGM), 5.00%, 08/15/21	100,000	110,777
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100 (AGM), 5.50%, 08/15/28	250,000	274,603
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM) (OID), 5.13%, 08/15/40	250,000	260,557
Oregon State Facilities Authority, Refunding Revenue Bonds, Series A, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	203,850
		849,787

Pennsylvania 2.39%
City of Philadelphia, Public Improvements, General Obligation Limited, Series B, Callable 07/15/16 @ 100, (Assured Guaranty) (OID), 7.13%, 07/15/38	750,000	857,258
City of Philadelphia, Refunding Bonds, General Obligation Unlimited, Callable 08/01/16 @ 100 (OID), 5.88%, 08/01/31	220,000	233,259
City of Philadelphia, Refunding Bonds, General Obligation Unlimited, Callable 08/01/20 @ 100, (AGM) (OID), 5.25%, 08/01/26	135,000	144,223
Montgomery County Industrial Development Authority, Hospital Improvements Revenue Bonds, Callable 08/01/20 @ 100 (FHA), 5.38%, 08/01/38	500,000	524,110
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/21 @ 100 (OID), 5.25%, 08/15/26	175,000	189,115
Pennsylvania Higher Educational Facilities Authority, University & College Improvements Revenue Bonds, Callable 05/01/13 @ 100 (OID), 5.50%, 05/01/34	100,000	98,220

26	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Pennsylvania (cont.)
Philadelphia Municipal Authority, Public Improvements Revenue Bonds, Callable 04/01/19 @ 100 (OID), 6.38%, 04/01/29	$ 250,000	$ 265,323
Philadelphia Municipal Authority, Public Improvements Revenue Bonds, Callable 04/01/19 @ 100 (OID), 6.50%, 04/01/39	100,000	104,080
		2,415,588

Puerto Rico 15.47%
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.25%, 07/01/20	350,000	360,854
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.00%, 07/01/24	500,000	504,160
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100 (CIFG-TCRS), 5.00%, 07/01/29	200,000	200,848
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100, 5.25%, 07/01/26	250,000	254,487
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.38%, 07/01/33	250,000	247,920
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series E, Callable 07/01/16 @ 100 (OID), 5.63%, 07/01/32	625,000	634,400
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Callable 07/01/16 @ 100, 5.00%, 07/01/18	250,000	262,110
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, (NATL-RE), 5.50%, 07/01/19	500,000	545,290
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100 (AGM), 6.00%, 07/01/33	350,000	377,416
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100 (OID), 6.13%, 07/01/33	100,000	104,943

HIGH YIELD TAX FREE BOND FUND	27

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/22	$ 250,000	$ 256,887
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/21 @ 100, (AGM) (OID), 5.38%, 07/01/25	375,000	405,225
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A-4, Callable 01/01/20 @ 101 (AGM), 5.00%, 07/01/31	200,000	202,792
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series B, Callable 07/01/14 @ 100, 5.88%, 07/01/36	100,000	101,693
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series C, Callable 07/01/16 @ 100 (AGM), 6.00%, 07/01/36	500,000	538,050
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series C, Callable 07/01/19 @ 100 (OID), 6.00%, 07/01/39	1,525,000	1,580,159
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series C, Callable 07/01/21 @ 100 (AGM) (OID), 5.25%, 07/01/26	100,000	106,341
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/44	355,000	368,284
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/38	500,000	518,710
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series RR, Callable 07/01/15 @ 100 (AGM), 5.00%, 07/01/20	500,000	526,760
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series XX, Callable 07/01/15 @ 100 (OID), 5.25%, 07/01/35	250,000	251,917
Puerto Rico Electric Power Authority, Refunding Revenue Bonds, Series CCC, Callable 07/01/20 @ 100, 5.00%, 07/01/28	250,000	255,307
Puerto Rico Highway & Transportation Authority, Highway Improvements Revenue Bonds, Series D, Callable 07/01/12 @ 100, (AGM) (OID), 5.00%, 07/01/32	250,000	250,323

28	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Puerto Rico Highway & Transportation Authority, Refunding Revenue Bonds, Series AA-1, Callable 07/01/20 @ 100 (AGM), 4.95%, 07/01/26	$ 200,000	$ 207,308
Puerto Rico Highway & Transportation Authority, Refunding Revenue Bonds, Series H, Callable 07/01/20 @ 100, 5.45%, 07/01/35	100,000	101,729
Puerto Rico Public Buildings Authority, Economic Improvements Revenue Bonds, Series N, Callable 07/01/17 @ 100, (Commonwealth Guaranteed), 5.50%, 07/01/20	210,000	222,243
Puerto Rico Public Buildings Authority, Public Improvements Revenue Bonds, Series I, Callable 07/01/14 @ 100, (Commonwealth Guaranteed) (OID), 5.25%, 07/01/33	645,000	645,110
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.00%, 07/01/20	20,000	22,407
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.25%, 07/01/31	620,000	708,003
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 06/01/14 @ 100 (Commonwealth Guaranteed), 7.00%, 07/01/25	250,000	268,440
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.25%, 07/01/26	380,000	419,885
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.75%, 07/01/36	240,000	267,470
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series Q, Callable 07/01/14 @ 100 (Commonwealth Guaranteed), 6.00%, 07/01/38	100,000	102,624
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, 4.38%, 08/01/20	175,000	185,575
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, 4.88%, 08/01/24	250,000	264,977
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100 (OID), 5.25%, 08/01/30	100,000	104,586

HIGH YIELD TAX FREE BOND FUND	29

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, (AGM) (OID), 5.00%, 08/01/40	$250,000	$256,835
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 08/01/19 @ 100 (OID), 5.75%, 08/01/37	420,000	449,123
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series C, Callable 08/01/20 @ 100, 6.00%, 08/01/39	1,500,000	1,637,130
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series C, Callable 08/01/20 @ 100 (OID), 5.38%, 08/01/36	850,000	892,866
		15,611,187

Rhode Island 1.28%
Rhode Island Housing & Mortgage Finance Corp., State Multi-Family Housing Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.38%, 10/01/35	215,000	217,113
Rhode Island Housing & Mortgage Finance Corp., State Multi-Family Housing Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.88%, 10/01/51	250,000	256,630
Rhode Island Student Loan Authority, Student Loans Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	522,575
Rhode Island Turnpike & Bridge Authority, Highway Improvements Revenue Bonds, Series A, Callable 12/01/20 @ 100 (OID), 5.13%, 12/01/35	250,000	258,757
Rhode Island Turnpike & Bridge Authority, Highway Improvements Revenue Bonds, Series A, Callable 12/01/20 @ 100 (OID), 5.00%, 12/01/39	35,000	35,982
		1,291,057

South Carolina 0.30%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/14 @ 100 (OID), 5.75%, 08/01/36	250,000	252,327

30	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

South Carolina (cont.)
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100 (OID), 5.75%, 08/01/39	$50,000	$50,308
		302,635

South Dakota 0.10%
South Dakota Housing Development Authority, State Single-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.70%, 05/01/27	100,000	101,339

Tennessee 0.21%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements Revenue Bonds, Series A-1, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	215,840

Texas 5.00%
City of Houston, Refunding Revenue Bonds, Series A, Callable 09/01/21 @ 100, 5.25%, 09/01/29	500,000	522,765
Garza County Public Facility Corp., Public Improvements Revenue Bonds, Callable 10/01/16 @ 100, 5.75%, 10/01/25	250,000	255,685
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	100,000	115,806
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100 (OID), 4.75%, 10/01/25	175,000	185,003
North Texas Tollway Authority, Refunding Revenue Bonds, Callable 01/01/21 @ 100 (OID), 6.00%, 01/01/38	100,000	109,880
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/16 @ 100, 6.13%, 01/01/31	1,250,000	1,310,288
Schertz-Seguin Local Government Corp., Water Utility Improvements Revenue Bonds, Callable 02/01/19 @ 100, (AGM) (OID), 4.75%, 02/01/38	100,000	103,112
Schertz-Seguin Local Government Corp., Water Utility Improvements Revenue Bonds, Callable 02/01/19 @ 100, (AGM) (OID), 4.75%, 02/01/41	100,000	103,239
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, (Assured Guaranty) (OID), 4.50%, 09/01/19	100,000	106,638

HIGH YIELD TAX FREE BOND FUND	31

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Texas (cont.)
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, Callable 09/01/14 @ 100, (Assured Guaranty) (OID), 5.38%, 09/01/30	$1,000,000	$1,027,380
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, Callable 09/01/19 @ 100, (Assured Guaranty) (OID), 5.13%, 09/01/25	100,000	106,441
Tarrant County Health Facilities Development Corp., Hospital Improvements Revenue Bonds, Series A, 5.00%, 12/01/16	50,000	56,813
Tarrant County Health Facilities Development Corp., Hospital Improvements Revenue Bonds, Series A, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	107,616
Texas A&M University, Refunding Revenue Bonds, Series B, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	109,046
Texas State Public Finance Authority Charter School Finance Corp., Refunding Revenue Bonds, Series A, Callable 02/15/14 @ 100, (ACA), 5.00%, 02/15/36	900,000	823,041
		5,042,753

Utah 0.21%
Utah Housing Corp., State Single-Family Housing Revenue Bonds, Series A1, Callable 01/01/21 @ 100, 5.25%, 01/01/25	100,000	104,994
Utah Housing Corp., State Single-Family Housing Revenue Bonds, Series A1, Callable 01/01/21 @ 100, 5.75%, 01/01/33	100,000	105,335
		210,329

Virgin Islands 0.10%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Series B, Callable 10/01/19 @ 100, 5.00%, 10/01/25	100,000	101,712

Virginia 0.20%
Virginia Housing Development Authority, State Multi-Family Housing Revenue Bonds, Series E, Callable 04/01/20 @ 100 (GO OF AUTH), 4.50%, 10/01/45	215,000	200,498

Washington 1.28%
Washington Health Care Facilities Authority, Hospital Improvements Revenue Bonds, Callable 10/01/19 @ 100 (OID), 5.63%, 10/01/38	500,000	540,180
Washington Health Care Facilities Authority, Refunding Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	255,655

32	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Washington (cont.)
Washington State Housing Finance Commission, State Single-Family Housing Revenue Bonds, Series 2N, Callable 06/01/19 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 4.70%, 06/01/36	$500,000	$499,245
		1,295,080

West Virginia 0.46%
West Virginia Hospital Finance Authority, Hospital Improvements Revenue Bonds, Series A, 5.00%, 09/01/19	250,000	264,015
West Virginia Hospital Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	203,368
		467,383

Wisconsin 2.82%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	400,000	422,956
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	93,780
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 04/15/15 @ 100 (OID), 5.63%, 04/15/33	100,000	100,935
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series A, Callable 08/15/13 @ 100, (OID), 5.13%, 08/15/33	1,815,000	1,655,788
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series B, Callable 08/15/16 @ 100, 5.13%, 08/15/30	500,000	463,730
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing Revenue Bonds, Series A, Callable 05/01/20 @ 100, (GO OF AUTH) (OID), 5.63%, 11/01/35	100,000	102,836
		2,840,025

Total Investments — 99.55% (Cost $95,866,311)		$100,429,721
Cash and Other Assets Net of Liabilities — 0.45%		457,600

NET ASSETS — 100.00%		$100,887,321

ACA - Insured by ACA Financial Guaranty Corp.

AGM - Assured Guaranty Municipal.

AMBAC - Insured by AMBAC Indemnity Corp.

HIGH YIELD TAX FREE BOND FUND	33

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

BHAC-CR - Berkshire Hathaway Assurance Corp. Custodial Receipts

CIFG - Insured by CDC IXIS Financial Guaranty.

FGIC - Insured by Financial Guaranty Insurance Corp.

FHA - Insured by Federal Housing Administration.

FSA - Financial Security Assurance.

GO - General Obligation

MBIA - Insured by MBIA.

NATL-RE - Insured by National Public Finance Guarantee Corp.

OID - Original Issue Discount

SONYMA - State of New York Mortgage Agency

TCRS - Transferable Custodial Receipts.

XLCA - Insured by XL Capital Assurance.

34	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Collateralized Mortgage Obligations 0.90%
Banc of America Mortgage Securities, Inc., 5.50%, 08/25/33	$200,000	$199,502
Citicorp Mortgage Securities, Inc., 5.00%, 02/25/35	329,000	310,990
Citicorp Mortgage Securities, Inc., 6.00%, 04/25/36	100,000	98,333
Countrywide Home Loan Mortgage Pass Through Trust, A27, 5.50%, 10/25/35	111,000	90,146
Countrywide Home Loan Mortgage Pass Through Trust, A7, 5.50%, 10/25/35	120,000	97,455
Mastr Asset Securitization Trust, 5.50%, 10/25/33	159,000	164,165
Wamu Mortgage Pass Through Certificates, A11, 5.50%, 11/25/33	111,000	114,483
Wamu Mortgage Pass Through Certificates, A2, 5.50%, 11/25/33	94,000	96,181
Total Collateralized Mortgage Obligations (Cost $ 845,577)		1,171,255
Municipal Bonds 81.09%

Alabama 0.81%
City of Montgomery, Public Improvements Build America Bonds, General Obligation Unlimited, Callable 02/01/20 @ 100, 5.70%, 02/01/40	500,000	525,635
University of Alabama, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100 (OID), 6.13%, 06/01/42	500,000	527,945
		1,053,580

Arizona 1.12%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 09/01/27	250,000	268,915
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,194,552
		1,463,467

California 7.06%
Alhambra Unified School District, School Improvements, General Obligation Unlimited, 6.70%, 02/01/26	465,000	535,806
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, Series S1, 6.92%, 04/01/40	250,000	321,690
City of Fresno, Water Utility Improvements, Build America Revenue Bonds, Series A2 (OID), 6.75%, 06/01/40	200,000	246,518
City of Stockton, Refunding Revenue Bonds, Series B, Callable 09/01/17 @ 100 (AGM), 5.80%, 09/01/37	30,000	28,765

See accompanying notes to Schedules of Investments.

INCOME FUND	35

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
City of Tulare, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100 (AGM) (OID), 8.75%, 11/15/44	$1,000,000	$1,121,910
Colton Joint Unified School District, School Improvements General Obligation Unlimited, Series C, 6.01%, 08/01/26	1,000,000	1,060,340
County of San Bernardino, Refunding Revenue Bonds (AGM), 6.02%, 08/01/23	195,000	204,399
Los Angeles Department of Water & Power, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 07/01/21 @ 100, 7.00%, 07/01/41	500,000	586,430
Napa Valley Unified School District, School Improvements Build America Bonds, General Obligation Unlimited, Series B, 6.51%, 08/01/43	500,000	588,355
Oakland Redevelopment Agency, Economic Improvements Tax Allocation Bonds, Series T, (OID), 8.50%, 09/01/20	500,000	566,800
Peralta Community College District, Refunding Revenue Bonds, 6.42%, 11/01/15	200,000	214,962
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.05%, 02/01/23	1,000,000	1,257,440
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.25%, 02/01/26	500,000	642,705
State of California, Recreational Facility Improvements Build America Bonds, General Obligation Unlimited, Callable 11/01/20 @ 100, 7.70%, 11/01/30	100,000	114,009
State of California, School Improvements Build America Bonds, General Obligation Unlimited, Callable 03/01/20 @ 100, 7.95%, 03/01/36	1,500,000	1,703,490
		9,193,619

Colorado 0.62%
Adams State College, University & College Improvements, Build America Revenue Bonds, Series C, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	266,015
City of Brighton, Public Improvements Build America Bonds, Certificate of Participation, Series B, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	265,385

36	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Colorado (cont.)
County of Gunnison, Public Improvements Build America Bonds, Certificate of Participation, Series B, Callable 07/15/20 @ 100, 5.95%, 07/15/30	$250,000	$275,277
		806,677

Connecticut 1.26%
City of Bridgeport, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 08/15/20 @ 100 (AGM), 6.57%, 08/15/28	1,000,000	1,095,530
City of Waterbury, Public Improvements, General Obligation Unlimited, Callable 09/01/20 @ 100 (AGM), 6.10%, 09/01/30	500,000	545,800
		1,641,330

District of Columbia 0.45%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Series B, Callable 07/01/19 @ 100 (OID), 7.00%, 07/01/34	500,000	581,225

Florida 10.04%
City of Lake City, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100 (AGM), 6.03%, 07/01/30	100,000	105,942
City of Lake City, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100 (AGM), 6.28%, 07/01/40	200,000	215,072
City of Miami Gardens, Public Improvements Build America Bonds, Certificate of Participation, 7.17%, 06/01/26	1,250,000	1,375,713
City of Miami, Refunding Revenue Bonds (OID), 6.75%, 12/01/18	1,000,000	1,108,880
City of Miami, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 7.55%, 12/01/25	465,000	517,554
City of Oakland Park, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100 (AGM), 6.14%, 09/01/35	300,000	317,118
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Series C, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	278,933
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Series C, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	456,898

INCOME FUND	37

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
County of Miami-Dade, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 04/01/40	$1,000,000	$1,237,490
County of Miami-Dade, Public Improvements, Build America Revenue Bonds, Callable 04/01/19 @ 100 (Assured Guaranty), 6.97%, 04/01/39	750,000	813,577
County of Miami-Dade, Public Improvements, Build America Revenue Bonds, Series B, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	539,915
County of Miami-Dade, Recreational Facilities Improvements Revenue Bonds, Series D (Assured Guaranty), 7.08%, 10/01/29	250,000	283,413
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.53%, 07/01/32	500,000	543,595
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.62%, 07/01/40	400,000	456,220
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	1,117,150
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	186,640
Florida Governmental Utility Authority, Refunding Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, 6.55%, 10/01/40	1,000,000	1,114,680
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/01/20 @ 100, 7.50%, 11/01/35	250,000	271,375
Florida State Department of Environmental Protection, Public Improvements, Build America Revenue Bonds, Series B, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,680,405
Town of Davie, Water Utility Improvements, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100 (AGM), 6.85%, 10/01/40	250,000	276,653
Town of Miami Lakes, Public Improvements, Build America Revenue Bonds,, 7.59%, 12/01/30	150,000	171,103
		13,068,326

38	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Georgia 0.80%
Municipal Electric Authority of Georgia, Electric Light & Power Improvements, Build America Revenue Bonds, 7.06%, 04/01/57	$1,000,000	$ 1,035,840

Illinois 8.95%
Chicago Board of Education, School Improvements, General Obligation Unlimited, 6.32%, 11/01/29	250,000	283,777
Chicago Transit Authority, Pension Funding Revenue Bonds, Series A, 6.90%, 12/01/40	350,000	420,280
Chicago Transit Authority, Transit Improvements, Build America Revenue Bonds, Series B, 6.20%, 12/01/40	100,000	111,385
City of Chicago, Public Improvements Build America Bonds, General Obligation Unlimited, 7.52%, 01/01/40	470,000	573,799
City of Chicago, Public Improvements, General Obligation Unlimited, 7.78%, 01/01/35	500,000	616,205
City of Chicago, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/01/40	250,000	320,885
City of Markham, Public Improvements Build America Bonds, General Obligation Unlimited, Series A, Callable 12/01/20 @ 100 (AGM), 7.40%, 12/01/25	1,250,000	1,406,925
Henry Hospital District, Hospital Improvements Build America Bonds, General Obligation Unlimited, Series A, Callable 12/01/19 @ 100 (AGM), 6.65%, 12/01/29	840,000	918,884
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, Series B, Callable 01/01/20 @ 100, (AGM) (OID), 7.13%, 01/01/35	1,000,000	1,087,060
Lake County School District No. 56, School Improvements Build America Bonds, General Obligation Unlimited, Callable 01/01/21 @ 100, 5.90%, 01/01/25	535,000	589,367
Northern Illinios University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100 (AGM), 8.15%, 04/01/41	250,000	294,590
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100 (AGM), 7.75%, 04/01/30	250,000	290,273
State of Illinois, Public Improvements Build America Bonds, General Obligation Unlimited, 6.63%, 02/01/35	1,885,000	1,980,381

INCOME FUND	39

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Illinois (cont.)
Village of Glenwood, Public Improvements Build America Bonds, General Obligation Unlimited (AGM), 7.03%, 12/01/28	$1,500,000	$ 1,770,870
Village of Rosemont, Public Improvements, General Obligation Unlimited, Series B, (AGM) (OID), 6.13%, 12/01/30	500,000	548,575
Will County Forest Preservation District, Public Improvements Build America Bonds, General Obligation Limited, 5.71%, 12/15/30	400,000	439,028
		11,652,284

Indiana 0.43%
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Revenue Bonds, Series B, Callable 08/01/20 @ 100, 7.21%, 02/01/39	500,000	559,450

Kansas 0.34%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, 6.26%, 11/01/28	390,000	449,409

Kentucky 0.42%
Kentucky Municipal Power Agency, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100 (AGM), 6.49%, 09/01/37	250,000	273,673
Princeton Electric Plant Board, Electric Light & Power Improvements, Build America Revenue Bonds, Series B, Callable 11/01/19 @ 100, (Assured Guaranty) (OID), 7.00%, 11/01/42	250,000	271,623
		545,296

Louisiana 0.89%
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100 (Assured Guaranty), 7.20%, 02/01/42	1,070,000	1,155,942

Massachusetts 1.02%
City of Worcester, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 01/01/28	240,000	265,798
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series B, 6.43%, 10/01/35	750,000	875,693

40	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Massachusetts (cont.)
University of Massachusetts Building Authority, University & College Improvements Build America Revenue Bonds, Callable 05/01/19 @ 100, 6.57%, 05/01/39	$165,000	$ 188,214
		1,329,705

Michigan 5.73%
Avondale School District, School Improvements Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM) (Q-SBLF), 5.75%, 05/01/32	500,000	520,205
Chippewa Valley Schools, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100 (Q-SBLF), 6.60%, 05/01/30	150,000	163,073
Chippewa Valley Schools, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100 (Q-SBLF), 6.85%, 05/01/35	100,000	109,052
City of Oak Park, Public Improvements Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 7.00%, 05/01/36	250,000	259,095
Comstock Park Public Schools, School Improvements General Obligation Unlimited, Callable 05/01/21 @ 100 (Q-SBLF), 6.20%, 05/01/24	200,000	216,648
County of Oakland, Pension Funding, Certificate of Participation, Callable 04/01/14 @ 100 (OID), 6.25%, 04/01/26	1,000,000	1,034,100
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	268,223
L’Anse Creuse Public Schools, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100 (Q-SBLF), 6.59%, 05/01/40	200,000	216,618
Lincoln Consolidated School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM) (Q-SBLF), 6.83%, 05/01/40	250,000	265,625
Michigan Finance Authority, School Improvements Revenue Bonds, Callable 11/01/20 @ 100, 6.38%, 11/01/25	500,000	551,165
Michigan Finance Authority, School Improvements Revenue Bonds, Series C, Callable 05/01/21 @ 100 (Q-SBLF), 6.20%, 05/01/22	500,000	540,045
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A (OID), 7.31%, 06/01/34	2,880,000	2,183,242

INCOME FUND	41

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Michigan (cont.)
Milan Area Schools, School Improvements Build America Bonds, General Obligation Unlimited, Callable 05/01/19 @ 100 (Q-SBLF) (OID), 7.10%, 05/01/34	$400,000	$ 441,000
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100 (Q-SBLF), 5.90%, 05/01/27	150,000	159,851
St. Johns Public Schools, School Improvements Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100 (Q-SBLF), 6.65%, 05/01/40	250,000	273,177
St. Joseph School District, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100, (AGM) (Q-SBLF), 6.66%, 05/01/35	250,000	264,693
		7,465,812

Mississippi 0.46%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, Series B, 6.59%, 01/01/35	500,000	595,325

Missouri 0.62%
City of St. Charles, Water Utility Improvements Build America Bonds, Certificate of Participation, Series B, Callable 08/01/20 @ 100, 5.65%, 02/01/30	250,000	260,915
Missouri Joint Municipal Electric Utility Commission, Electric Light & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	552,216
		813,131

Nebraska 0.17%
Nebraska Public Power District, Electric Light & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	200,000	217,958

Nevada 2.72%
City of Las Vegas, Public Improvements Build America Bonds, Certificate of Participation, Callable 09/01/19 @ 100 (OID), 7.75%, 09/01/29	1,100,000	1,302,576
County of Clark, Public Improvements Build America Bonds, General Obligation Limited, Series B, Callable 11/01/19 @ 100, 7.25%, 11/01/38	500,000	551,940
County of Clark, Transit Improvements Build America Bonds, General Obligation Limited, Callable 07/01/20 @ 100 (OID), 7.00%, 07/01/38	1,000,000	1,153,110

42	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Nevada (cont.)
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.88%, 02/01/40	$250,000	$ 300,160
Pershing County School District, School Improvements Build America Bonds, General Obligation Limited, Series A, Callable 04/01/20 @ 100 (Permanent School Fund Guaranteed), 6.25%, 04/01/30	220,000	234,447
		3,542,233

New Jersey 4.92%
Hoboken Municipal Hospital Authority, Refunding Revenue Bonds, (Municipal Government Guaranteed) (FSA) (OID), 7.62%, 01/01/29	500,000	579,395
New Jersey Economic Development Authority, Housing Revenue Bonds, Series A2, (XLCA), 6.31%, 07/01/26	750,000	796,657
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Series CC-1, Callable 06/15/20 @ 100, 6.43%, 12/15/35	500,000	573,665
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,112,020
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	526,825
New Jersey State Turnpike Authority, Highway Improvements, Build America Revenue Bonds, Series A, 7.10%, 01/01/41	250,000	334,923
New Jersey Transportation Trust Fund Authority, Transit Improvements, Build America Revenue Bonds, Series C, Callable 12/15/20 @ 100, 6.10%, 12/15/28	1,800,000	1,918,242
South Jersey Transportation Authority, Highway Improvements, Build America Revenue Bonds, Series A (OID), 7.00%, 11/01/38	500,000	565,450
		6,407,177

New York 11.24%
Battery Park City Authority, Public Improvements, Build America Revenue Bonds, Series A, Callable 11/01/19 @ 100, 6.38%, 11/01/39	250,000	275,907
City of New York, Public Improvements Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 5.82%, 10/01/31	250,000	270,070

INCOME FUND	43

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
City of New York, Public Improvements Build America Bonds, General Obligation Unlimited, Series D, Callable 12/01/19 @ 100, 6.39%, 12/01/29	$500,000	$562,985
City of New York, Public Improvements Build America Bonds, General Obligation Unlimited, Series G-1, Callable 03/01/20 @ 100, 6.27%, 03/01/31	500,000	558,310
County of Nassau, Public Improvements Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 7.40%, 10/01/35	500,000	553,210
County of Nassau, Public Improvements Build America Bonds, General Obligation Unlimited, Series G (Assured Guaranty), 5.38%, 10/01/24	500,000	545,250
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/26	875,000	987,367
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,222,890
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	1,832,580
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, Callable 11/15/20 @ 100, 7.13%, 11/15/30	500,000	572,165
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,500,000	2,658,250
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds (NATL-RE), 5.90%, 03/01/46	550,000	501,908
New York City Municipal Water Finance Authority, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.12%, 06/15/42	250,000	271,800
New York City Municipal Water Finance Authority, Build America Refunding Revenue Bonds, Series EE, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	227,296
New York City Transitional Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 05/01/20 @ 100, 5.72%, 05/01/30	1,000,000	1,098,410
New York City Transitional Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.81%, 08/01/30	500,000	541,095

44	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Transitional Finance Authority, School Improvements, Build America Revenue Bonds (State Aid Withholding), 6.83%, 07/15/40	$500,000	$ 651,980
New York City Transitional Finance Authority, School Improvements, Build America Revenue Bonds, Callable 07/15/20 @ 100 (State Aid Withholding), 7.13%, 07/15/30	500,000	587,235
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100 (GO OF BOND BANK), 6.88%, 12/15/34	500,000	541,515
Western Nassau County Water Authority, Water Utility Improvements, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	182,533
		14,642,756

North Carolina 0.20%
County of Cabarrus, School Improvements Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/26	235,000	256,016

North Dakota 0.79%
North Dakota State Board of Higher Education, University & College Improvements, Build America Revenue Bonds, Callable 01/01/20 @ 100, 7.25%, 01/01/41	1,000,000	1,032,970

Ohio 3.27%
American Municipal Power, Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	549,045
County of Cuyahoga, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,194,660
County of Franklin, Refunding Build America Bonds, General Obligation Limited, Series A, Callable 06/01/20 @ 100, 5.83%, 12/01/31	250,000	274,920
County of Franklin, Refunding Build America Bonds, General Obligation Limited, Series A, Callable 06/01/20 @ 100, 5.86%, 12/01/33	250,000	272,637
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	556,345
Madison Local School District Lake County, School Improvements Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100 (School District Credit Program), 5.70%, 04/01/35	250,000	261,257

INCOME FUND	45

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Ohio (cont.)
Mariemont City School District, Refunding Build America Bonds, General Obligation Unlimited, Callable 12/01/20 @ 100, 5.90%, 12/01/30	$125,000	$ 134,124
Springfield Local School District Summit County, School Improvements Build America Bonds, General Obligation Unlimited, Callable 09/01/19 @ 100 (School District Credit Program), 5.65%, 09/01/31	200,000	219,048
State of Ohio, Public Improvements, Build America Revenue Bonds, Series B, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	273,055
Three Rivers Local School District, School Improvements Build America Bonds, General Obligation Unlimited, Callable 12/01/20 @ 100 (AGM), 6.37%, 12/01/47	500,000	526,285
		4,261,376

Oklahoma 0.42%
Bryan County Independent School District No. 72 Durant, School Improvements Build America Bonds, Certificate of Participation, Series A, Callable 12/01/19 @ 102 (OID), 6.80%, 12/01/33	500,000	542,220

Oregon 0.21%
Oregon State Department of Administrative Services, Hospital Improvements Build America Bonds, Certificate of Participation, Series B, Callable 05/01/20 @ 100, 6.18%, 05/01/35	250,000	273,083

Pennsylvania 2.50%
Mount Union Area School District, School Improvements Build America Bonds, General Obligation Limited, Callable 08/01/19 @ 100, (State Aid Withholding) (OID), 6.88%, 02/01/36	1,000,000	1,074,520
Philadelphia Authority For Industrial Development, Pension Funding Revenue Bonds, Series A, (AGM) (OID), 6.35%, 04/15/28	500,000	538,080
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (AGM), 6.61%, 09/01/24	300,000	343,272
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facility Improvements Revenue Bonds, 7.04%, 11/01/39	1,000,000	1,125,690

46	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Pennsylvania (cont.)
Township of Bristol, Pension Funding, General Obligation Unlimited, Callable 09/15/18 @ 100 (AGM), 7.15%, 09/15/38	$150,000	$168,625
		3,250,187

South Carolina 0.20%
Moncks Corner Regional Recreation Corp., Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	250,000	263,313

South Dakota 0.33%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	400,000	426,964

Tennessee 1.30%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (Assured Guaranty) (County Guaranteed), 7.20%, 06/01/44	1,500,000	1,691,370

Texas 4.95%
Austin Community College District, University & College Improvements Revenue Bonds, Series A, Callable 02/01/19 @ 100, 5.00%, 02/01/26	985,000	1,027,050
City of Lancaster, Public Improvements Build America Bonds, General Obligation Limited, Series A, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	809,925
City of Laredo, Recreational Facility Improvements Revenue Bonds, Callable 03/15/18 @ 100, (AGM) (OID), 5.45%, 03/15/31	500,000	507,300
City of San Antonio, Public Improvements Build America Bonds, General Obligation Limited, Series B, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	280,237
County of Bexar, Public Improvements Build America Bonds, General Obligation Limited, Callable 06/15/19 @ 100, 5.76%, 06/15/40	500,000	542,425
County of Bexar, Public Improvements Build America Bonds, General Obligation Limited, Series C, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	556,480

INCOME FUND	47

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Texas (cont.)
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	$1,500,000	$1,674,405
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Series B, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	265,315
Orchard Cultural Education Facilities Finance Corp., Recreational Facility Improvements Revenue Bonds, Series B, Callable 11/15/20 @ 100, 6.48%, 11/15/34	500,000	570,440
Riesel Independent School District, School Improvements Build America Bonds, General Obligation Unlimited, Callable 08/15/19 @ 100 (Permanent School Fund Guaranteed), 5.54%, 08/15/40	200,000	209,850
		6,443,427

Utah 0.45%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Series B, Callable 03/01/19 @ 100, (Assured Guaranty) (OID), 6.38%, 03/01/34	500,000	584,680

Virginia 3.23%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/12 @ 100 (OID), 6.71%, 06/01/46	6,365,000	4,211,275

Washington 1.83%
City of Seattle, Electric Light & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	283,417
City of Tacoma, Parking Facility Improvements, General Obligation Limited, 5.14%, 12/01/25	340,000	366,251
County of King, Public Improvements, General Obligation Limited, Series D, 5.43%, 12/01/25	500,000	574,340
Cowlitz County Public Utility District No. 1, Electric Light & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	609,075
Douglas County Public Utility District No. 1, Electric Light & Power Improvements Revenue Bonds, Series A, 5.35%, 09/01/30	250,000	270,335

48	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Washington (cont.)
Snohomish County Public Utility District No. 1, Electric Light & Power Improvements, Build America Revenue Bonds, Series A (OID), 5.68%, 12/01/40	$250,000	$283,463
		2,386,881

West Virginia 1.34%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	2,400,000	1,747,608
Total Municipal Bonds (Cost $97,608,056)		105,591,912

Corporate Bonds 5.23%
Alcoa, Inc., 5.55%, 02/01/17	$250,000	$261,646
Alcoa, Inc., 6.75%, 07/15/18	500,000	536,283
Altria Group, Inc., 9.25%, 08/06/19	250,000	328,185
Bank of America Corp., 5.00%, 05/13/21	1,000,000	893,801
Boston University, 5.20%, 10/01/45	385,000	424,204
Choice Hotels International, Inc., 5.70%, 08/28/20	200,000	217,377
Citigroup Inc, 5.88%, 02/22/33	110,000	92,269
Fifth Third Bancorp, 8.25%, 03/01/38	250,000	299,968
Goldman Sachs Group Inc. (The), 6.00%, 06/15/20	500,000	515,201
Goldman Sachs Group Inc. (The), 6.45%, 05/01/36	500,000	455,707
Kilroy Realty L.P., 4.80%, 07/15/18	100,000	96,606
Kinder Morgan Energy Partners L.P., 6.50%, 02/01/37	250,000	268,703
Liberty Property L.P., 6.63%, 10/01/17	355,000	389,302
Morgan Stanley, 5.75%, 01/25/21	1,000,000	921,678
National Retail Properties, Inc., 5.50%, 07/15/21	350,000	356,397
Prologis, 6.88%, 03/15/20	415,000	433,651
Simon Property Group L.P. REIT, 10.35%, 04/01/19	150,000	200,921
UDR, Inc., 5.25%, 01/15/15	110,000	117,241
Total Corporate Bonds (Cost $ 6,630,379)		6,809,140

	Shares	Market Value

Preferred Stocks 9.51%

Financials 9.13%
Commonwealth REIT 7.50%	50,565	$1,100,294
Equity Residential REIT Series N 6.48%	15,200	381,064
General Electric Capital Corp. 6.05%	6,303	160,222
Kimco Realty Corp. REIT Series F 6.65%	22,377	561,663
Kimco Realty Corp. REIT Series G 7.75%	26,100	668,160
Kimco Realty Corp. REIT Series H 6.90%	10,000	259,700
PS Business Parks, Inc. REIT Series O 7.38%	10,000	250,000
Public Storage REIT Series Q 6.50%	20,000	516,200
Public Storage REIT Series R 6.35%	60,000	1,529,400
Regency Centers Corp. REIT Series C 7.45%	45,200	1,139,040
Regency Centers Corp. REIT Series D 7.25%	6,496	163,050

INCOME FUND	49

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Market Value

Financials (cont.)
Regency Centers Corp. REIT Series E 6.70%	15,000	375,000
Vornado Realty L.P. REIT 7.88%	35,959	963,701
Vornado Realty Trust REIT Series E 7.00%	2,371	59,654
Vornado Realty Trust REIT Series F 6.75%	20,800	518,960
Vornado Realty Trust REIT Series G 6.63%	80,775	2,021,798
Vornado Realty Trust REIT Series H 6.75%	12,400	306,776
Vornado Realty Trust REIT Series I 6.63%	16,000	401,120
Vornado Realty Trust REIT Series J 6.88%	20,000	517,400
		11,893,202

Telecommunication Services 0.38%
United States Cellular Corp. 6.95%	19,200	491,136
Total Preferred Stocks (Cost $10,837,599)		12,384,338

Total Investments — 96.73%
(Cost $115,921,611)		125,956,645
Cash and Other Assets Net of Liabilities — 3.27%		4,263,788
NET ASSETS — 100.00%		$130,220,433

AGM - Assured Guaranty Municipal

FSA - Financial Security Assurance

GO - General Obligation

NATL-RE - Insured by National Public Finance Guarantee Group

OID - Original Issue Discount

Q-SBLF - Qualified School Bond Loan Fund

REIT - Real Estate Investment Trust

XLCA - Insured by XL Capital Assurance

50	SPIRIT OF AMERICA

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS	SEPTEMBER 30, 2011 (UNAUDITED)

A. Security Valuation: The offering price and net asset value per share for each class of the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America High Yield Tax Free Bond Fund and Spirit of America Income Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

•	Level 2	–

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data

•	Level 3	–

Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Funds’ investments as of September 30, 2011 is as follows:

Valuation Inputs	Real Estate Income and Growth Fund	Large Cap Value Fund	High Yield Tax Free Bond Fund	Income Fund
Level 1 - Quoted Prices *	$130,370,995	$47,821,210	$—	$12,384,338**
Level 2 - Other Significant Observable Inputs *	—	—	100,429,721	113,572,307
Level 3 - Significant Unobservable Inputs	—	—	—	—
Total Market Value of Investments	$130,370,995	$47,821,210	$100,429,721	$125,956,645

* Industries and Security Types as defined in the Schedule of Investments

** Represents Investments in Preferred Stock in the Schedule of Investments

The Funds did not have significant transfers between Level 1 and Level 2 during the period.

SPIRIT OF AMERICA INVESTMENT FUND, INC.	51

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

C. Option Contracts: The Funds may purchase or write call options to increase or decrease their exposure to underlying securities equity risk. An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

D. Tax Disclosure: No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2011.

The cost, unrealized appreciation and depreciation on a federal income tax basis at September 30, 2011 for each Fund are as follows:

Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Real Estate Income and Growth Fund	$113,157,600	$29,521,963	$(12,308,568)	$17,213,395
Large Cap Value Fund	43,806,799	7,463,623	(3,449,212)	4,014,411
High Yield Tax Free Bond Fund	95,866,311	5,186,960	(623,550)	4,563,410
Income Fund	115,921,611	11,773,289	(1,738,255)	10,035,034

52	SPIRIT OF AMERICA

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2011 (UNAUDITED)

At December 31, 2010, the Real Estate Income and Growth Fund had net capital loss carryforwards for federal income tax purposes of $18,344,602 which are available to reduce future required distributions of net capital gains to shareholders through 2017. The Large Cap Value Fund had net capital loss carryforwards for federal income tax purposes of $2,591,937, $3,065,485 and $848,157 which are available to reduce future required distributions of net capital gains to shareholders through 2016, 2017, and 2018, respectively. The High Yield Bond Fund had net capital loss carryforwards for federal income tax purposes of $40,049 and $570,717 which are available to reduce future required distributions of net capital gains to shareholders through 2016 and 2017, respectively.

Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. Post October losses at the fiscal year ended December 31, 2010 for Large Cap Value Fund and High Yield Bond Fund were $20,995 and $186,470, respectively.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

SPIRIT OF AMERICA INVESTMENT FUND, INC.	53

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date        11/9/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date        11/9/11

By (Signature and Title)*	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer (principal financial officer)

Date        11/9/11

* Print the name and title of each signing officer under his or her signature.